Property, Equipment, Intangible Assets And Leases - Summary of Intangible Assets (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	R$ 504,915	R$ 483,207	R$ 123,270
Additions	88,949	53,517	20,627
Business combination (Note 5 ii))		9,799	357,515
Write-offs	(2,782)	(13,290)	(140)
Amortization in the year	(37,630)	(28,318)	(18,065)
Ending balance	553,452	504,915	483,207
Intangible assets and goodwill	553,452	504,915	483,207
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	564,246	520,245
Ending balance	654,809	564,246	520,245
Intangible assets and goodwill	654,809	564,246	520,245
Accumulated impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(59,331)	(37,038)
Ending balance	(101,357)	(59,331)	(37,038)
Intangible assets and goodwill	(101,357)	(59,331)	(37,038)
Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	38,771	25,700	16,871
Additions	51,348	27,828	12,243
Business combination (Note 5 ii))			4,404
Write-offs	(2,283)	(15)	(140)
Transfers			(799)
Amortization in the year	(21,526)	(14,742)	(6,879)
Ending balance	66,310	38,771	25,700
Intangible assets and goodwill	66,310	38,771	25,700
Software [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	56,127	35,489
Ending balance	104,270	56,127	35,489
Intangible assets and goodwill	104,270	56,127	35,489
Software [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(17,356)	(9,789)
Ending balance	(37,960)	(17,356)	(9,789)
Intangible assets and goodwill	(37,960)	(17,356)	(9,789)
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	382,500	372,701	90,999
Business combination (Note 5 ii))		9,799	281,702
Ending balance	382,500	382,500	372,701
Intangible assets and goodwill	382,500	382,500	372,701
Goodwill [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	382,500	372,701
Ending balance	382,500	382,500	372,701
Intangible assets and goodwill	382,500	382,500	372,701
Customer list [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	41,544	49,970	9,179
Additions	27,000		0
Business combination (Note 5 ii))			50,077
Amortization in the year	(7,945)	(8,426)	(9,286)
Ending balance	60,599	41,544	49,970
Intangible assets and goodwill	60,599	41,544	49,970
Customer list [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	72,072	72,072
Ending balance	105,977	72,072	72,072
Intangible assets and goodwill	105,977	72,072	72,072
Customer list [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(30,528)	(22,102)
Ending balance	(45,378)	(30,528)	(22,102)
Intangible assets and goodwill	(45,378)	(30,528)	(22,102)
Trademarks [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	19,223	20,238	1,799
Additions		1,009	33
Business combination (Note 5 ii))			19,304
Write-offs	(33)
Amortization in the year	(2,702)	(2,024)	(898)
Ending balance	16,488	19,223	20,238
Intangible assets and goodwill	16,488	19,223	20,238
Trademarks [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	22,239	21,230
Ending balance	22,239	22,239	21,230
Intangible assets and goodwill	22,239	22,239	21,230
Trademarks [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(3,016)	(992)
Ending balance	(5,751)	(3,016)	(992)
Intangible assets and goodwill	(5,751)	(3,016)	(992)
Other intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	22,877	14,598	4,422
Additions	10,601	24,680	8,351
Business combination (Note 5 ii))			2,028
Write-offs	(466)	(13,275)
Transfers			799
Amortization in the year	(5,457)	(3,126)	(1,002)
Ending balance	27,555	22,877	14,598
Intangible assets and goodwill	27,555	22,877	14,598
Other intangible assets [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	31,308	18,753
Ending balance	39,823	31,308	18,753
Intangible assets and goodwill	39,823	31,308	18,753
Other intangible assets [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(8,431)	(4,155)
Ending balance	(12,268)	(8,431)	(4,155)
Intangible assets and goodwill	R$ (12,268)	R$ (8,431)	R$ (4,155)